ADVANCE FROM CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2012
SCHEDULE OF ADVANCE FROM CUSTOMERS [Table Text Block]
	June 30, 2012	December 31, 2011
	(Unaudited)
Advance from customers	$30,549,985	$19,269,063